Employee Benefits and Share-Based Compensation - Amounts Related to Shipboard Retirement Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension expense:
Service cost	$ 2,135	$ 2,167	$ 1,987
Interest cost	1,001	857	887
Amortization of prior service cost	378	378	378
Amortization of actuarial loss		51	40
Total pension expense	3,514	3,453	3,292
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	24,318	24,587	22,605
Service cost	2,135	2,167	1,987
Interest cost	1,001	857	887
Actuarial gain (loss)	2,308	(2,271)	458
Direct benefit payments	(1,067)	(1,022)	(1,350)
Projected benefit obligation at end of year	28,695	24,318	24,587
Amounts recognized in the consolidated balance sheets:
Projected benefit obligation	28,695	24,318	24,587
Amounts recognized in accumulated other comprehensive income (loss):
Prior service cost	(3,781)	(4,159)	(4,537)
Accumulated actuarial loss	(3,413)	(1,105)	(3,426)
Accumulated other comprehensive income (loss)	$ (7,194)	$ (5,264)	$ (7,963)